Segment Information - Revenue By Geographic Areas (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 187.5	$ 105.3	$ 359.5	$ 187.3
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	58.5	39.1	110.4	69.9
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	45.9	24.6	89.3	46.9
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	43.0	17.5	82.5	36.4
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	31.6	5.1	62.2	5.1
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 8.5	$ 19.0	$ 15.1	$ 29.0